BUSINESS ACQUISITIONS - Purchase price allocation (Details) - RUB (₽) ₽ in Thousands		1 Months Ended					12 Months Ended
	Mar. 31, 2021	Oct. 31, 2022	Sep. 30, 2022	Apr. 30, 2022	Feb. 28, 2022	Apr. 30, 2021	Dec. 31, 2022	Jul. 31, 2022	Jun. 30, 2021
Preliminary amounts
BUSINESS ACQUISITIONS
Goodwill							₽ 2,984,000
Customer base							827,000
Trademark							530,000
Other intangible assets							590,000
Property, plant and equipment							588,000
Other non-current assets							254,000
Current assets							3,056,000
Cash and cash equivalents							340,000
Current liabilities							(2,656,000)
Non-current liabilities							(715,000)
Total consideration							5,798,000
Fair value of offset financial assets							1,958,000
Deferred payment							160,000
Cash paid or payable							3,680,000
Measurement period adjustments
BUSINESS ACQUISITIONS
Goodwill							(61,000)
Customer base							(539,000)
Trademark							(436,000)
Other intangible assets							238,000
Property, plant and equipment							821,000
Non-current liabilities							(23,000)
Final amounts
BUSINESS ACQUISITIONS
Goodwill							2,923,000
Customer base							288,000
Trademark							94,000
Other intangible assets							828,000
Property, plant and equipment							1,409,000
Other non-current assets							254,000
Current assets							3,056,000
Cash and cash equivalents							340,000
Current liabilities							(2,656,000)
Non-current liabilities							(738,000)
Total consideration							5,798,000
Fair value of offset financial assets							1,958,000
Deferred payment							160,000
Cash paid or payable							₽ 3,680,000
Vision Labs
BUSINESS ACQUISITIONS
Goodwill					₽ 4,320,000
Customer base					2,333,000
Other intangible assets					736,000
Property, plant and equipment					81,000
Other non-current assets					31,000
Current assets					319,000
Cash and cash equivalents					326,000
Current liabilities					(816,000)
Non-current liabilities					(774,000)
Total consideration					6,556,000
Fair value of contingent consideration					621,000
Fair value of stake in Group's subsidiary					659,000
Deferred payment					659,000
Cash paid or payable					₽ 5,276,000
Amortization period							7 years
Ownership interest acquired (as a percentage)					100.00%
Consideration paid					₽ 6,556,000
MTT
BUSINESS ACQUISITIONS
Fair value of offset financial assets									₽ 1,958,000
Deferred payment									160,000
Cash paid or payable									₽ 3,680,000
Ownership interest acquired (as a percentage)									100.00%
MTT | Maximum
BUSINESS ACQUISITIONS
Amortization period							4 years
Gulfstream Group
BUSINESS ACQUISITIONS
Cash paid or payable				₽ 1,999,000
Percentage of ownership in stream after acquisition				58.38%
Gulfstream Group | Call and put option agreement
BUSINESS ACQUISITIONS
Ownership interest acquired (as a percentage)				41.62%
Gulfstream Group | Preliminary amounts
BUSINESS ACQUISITIONS
Goodwill				₽ 1,889,000
Customer base				2,114,000
Other intangible assets				332,000
Property, plant and equipment				279,000
Other non-current assets				289,000
Current assets				2,609,000
Cash and cash equivalents				24,000
Current liabilities				(3,055,000)
Put option to purchase NCI				(1,877,000)
Non-current liabilities				(605,000)
Total consideration				1,999,000
Cash paid or payable				₽ 1,999,000
Gulfstream Group | Minimum | Preliminary amounts
BUSINESS ACQUISITIONS
Amortization period							5 years
Gulfstream Group | Maximum | Preliminary amounts
BUSINESS ACQUISITIONS
Amortization period							8 years
Bronevik
BUSINESS ACQUISITIONS
Fair value of contingent consideration								₽ 4,000,000
Ownership interest acquired (as a percentage)								100.00%
Bronevik | Preliminary amounts
BUSINESS ACQUISITIONS
Goodwill								₽ 3,898,000
Other intangible assets								38,000
Property, plant and equipment								8,000
Other non-current assets								41,000
Current assets								1,266,000
Cash and cash equivalents								197,000
Current liabilities								(1,416,000)
Non-current liabilities								(32,000)
Total consideration								4,000,000
Cash paid or payable								4,000,000
Webinar
BUSINESS ACQUISITIONS
Cash paid or payable								₽ 2,095,000
Ownership interest acquired (as a percentage)			84.25%					75.50%
Webinar | Call and put option agreement
BUSINESS ACQUISITIONS
Exercise stock option			₽ 328,000
Ownership interest acquired (as a percentage)								24.50%
Webinar | Preliminary amounts
BUSINESS ACQUISITIONS
Goodwill								₽ 2,609,000
Other intangible assets								452,000
Property, plant and equipment								12,000
Other non-current assets								84,000
Current assets								57,000
Cash and cash equivalents								58,000
Current liabilities								(187,000)
Put option to purchase NCI								(986,000)
Non-current liabilities								(4,000)
Total consideration								2,095,000
Cash paid or payable								₽ 2,095,000
Zelenaya Tochka Group
BUSINESS ACQUISITIONS
Amortization period							5 years
Zelenaya Tochka Group Achemar Holdings Ltd
BUSINESS ACQUISITIONS
Goodwill						₽ 1,353,000
Customer base						320,000
Trademark						12,000
Other intangible assets						24,000
Property, plant and equipment						623,000
Other non-current assets						43,000
Current assets						1,417,000
Cash and cash equivalents						152,000
Current liabilities						(725,000)
Non-current liabilities						(118,000)
Total consideration						3,101,000
Fair value of previously held equity interest						1,582,000
Deferred payment						7,000
Cash paid or payable						₽ 1,512,000
Proportion of ownership interest in joint venture	51.00%					100.00%
Green Bush
BUSINESS ACQUISITIONS
Other intangible assets									₽ 1,000
Property, plant and equipment									5,171,000
Other non-current assets									17,000
Current assets									84,000
Cash and cash equivalents									9,000
Current liabilities									(26,000)
Non-current liabilities									(56,000)
Total consideration									5,200,000
Cash paid or payable									₽ 5,200,000
Ownership interest acquired (as a percentage)									100.00%
Credit Consulting
BUSINESS ACQUISITIONS
Goodwill						₽ 46,000
Other intangible assets						4,000
Current assets						18,000
Cash and cash equivalents						3,000
Current liabilities						(11,000)
Total consideration						60,000
Fair value of contingent consideration						₽ 60,000
Period for payment of contingent consideration						5 years
Ownership interest acquired (as a percentage)						100.00%
Consideration paid						₽ 10
Nvision Czech Republic
BUSINESS ACQUISITIONS
Sale agreement to dispose		100.00%